Intangible assets	6 Months Ended
Jun. 30, 2018
Intangible assets
Intangible assets

C5    Intangible assets

(a)     Goodwill

	Attributable to:
	Shareholders	With-profits	2018 £m	2017 £m
			30 Jun	31 Dec
Cost
At beginning of year	1,458	24	1,482	1,628
Disposals/reclassifications to held for sale	—	(10)	(10)	(155)
Additions in the period	—	149	149	9
Exchange differences	1	(2)	(1)	—
Net book amount at end of year	1,459	161	1,620	1,482

Goodwill comprises:

	2018 £m	2017 £m
	30 Jun	31 Dec
M&G	1,153	1,153
Other - attributable to shareholders	306	305
Goodwill - attributable to shareholders	1,459	1,458
Venture fund investments - attributable to with-profits funds	161	24
	1,620	1,482

Other goodwill attributable to shareholders represents amounts allocated to entities in Asia. These goodwill amounts are not individually material.

During the first half of 2018, the PAC with-profits fund, via its venture fund holdings managed by M&G Prudential asset management, made a small number of acquisitions that are consolidated by the Group resulting in an addition to goodwill of £149 million. As these transactions are within the with-profits fund, they have no impact on shareholders’ profit or equity for the period ended 30 June 2018. The impact on the Group’s consolidated revenue, including investment returns, is not material. Had the acquisitions been effected at 1 January 2018, the revenue and profit of the Group for half year 2018 would not have been materially different.

(b)     Deferred acquisition costs and other intangible assets

	2018 £m	2017 £m
	30 Jun	31 Dec

Deferred acquisition costs and other intangible assets attributable to shareholders	11,210	10,866
Deferred acquisition costs and other intangible assets attributable to with-profits funds	149	145
Total of deferred acquisition costs and other intangible assets	11,359	11,011

The deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	2018 £m	2017 £m
	30 Jun	31 Dec

Deferred acquisition costs related to insurance contracts as classified under IFRS 4	9,596	9,170
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	61	63
	9,657	9,233
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	35	36
Distribution rights and other intangibles	1,518	1,597
	1,553	1,633
Total of deferred acquisition costs and other intangible assets	11,210	10,866

	2018 £m						2017 £m
	Deferred acquisition costs
			UK and
	Asia	US	Europe	All asset	PVIF and other	30 Jun	31 Dec
	insurance	insurance	insurance	management	intangibles*	Total
					note		Total
Balance at beginning of period:	946	8,197	84	6	1,633	10,866	10,755
Additions	199	290	7	1	14	511	1,240
Amortisation to the income statement:†
Operating profit	(70)	(280)	(6)	(3)	(88)	(447)	(709)
Non-operating profit		(199)				(199)	455
	(70)	(479)	(6)	(3)	(88)	(646)	(254)
Disposals and transfers	—	—	—	—	(11)	(11)	—
Exchange differences and other movements	6	206	—	1	5	218	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income†	—	272	—	—	—	272	(76)
Balance at end of period	1,081	8,486	85	5	1,553	11,210	10,866

*    PVIF and other intangibles includes amounts in relation to software rights with additions of £10 million, amortisation of £18 million, disposals of £10 million and a balance at 30 June 2018 of £49 million.

†   Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (full year 2017: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

Note

PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time.

US insurance operations

The DAC amount in respect of US insurance operations comprises amounts in respect of:

	2018 £m	2017 £m
	30 Jun	31 Dec
Variable annuity business	8,258	8,208
Other business	241	278
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(13)	(289)
Total DAC for US operations	8,486	8,197

*  Consequent upon the negative unrealised valuation movement for half year 2018 of £1,421 million (31 December 2017: positive unrealised valuation movement of £617 million), there is a gain of £272 million (31 December 2017: a loss of £76 million) for altered ‘shadow’ DAC amortisation booked within other comprehensive income. These adjustments reflect the movement from period to period, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 30 June 2018, the cumulative shadow DAC balance as shown in the table above was negative £13 million (31 December 2017: negative £289 million).

Sensitivity of amortisation charge

The amortisation charge to the income statement is reflected in both operating profit and short-term fluctuations in investment returns. The amortisation charge to the operating profit in a reporting period comprises:

(i)	A core amount that reflects a relatively stable proportion of underlying premiums or profit; and
(ii)	An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor feature of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In the first half of 2018, the DAC amortisation charge for operating profit was determined after including a charge for accelerated amortisation of £42 million (half year 2017 credit for deceleration: £36 million). The acceleration arising in the first half of 2018 reflects a mechanical reduction in the projected separate account return for the next five years under the mean-reversion technique. Under this technique the projected level of return for each of the next five years is adjusted so that in combination with the actual rates of return for the preceding three years (including the current period) the assumed long-term annual separate account return of 7.4 per cent is realised on average over the entire eight-year period. The acceleration in DAC amortisation in the first half of 2018, is driven, in part, by the lower than expected return in 2015 falling out of the eight-year period and primarily represents the reversal of the benefit received in 2015 under the mean reversion formula.

The application of the mean reversion formula has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 1 July 2018, it would take approximate movements in separate account values of more than either negative 33.1 per cent or positive 34.6 per cent for mean reversion assumption to move outside the corridor.